FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Sensitivity to Reasonably Possible Change in Exchange Rates
The following table demonstrates the sensitivity at the end of the reporting period to a reasonably possible change in the Euro ("EUR") and RMB exchange rate against US$, with all other variables held constant, of the Company’s loss before tax (due to changes in the fair values of monetary assets and liabilities).

	Increase/ (decrease) in the rate of foreign currency	Decrease/ (increase) in loss before tax
	%	US$’000
Year ended December 31, 2024
If US$ strengthens against RMB	5	2,767
If US$ weakens against RMB	(5)	(2,767)
If US$ strengthens against EUR	5	2,686
If US$ weakens against EUR	(5)	(2,686)
Year ended December 31, 2023
If US$ strengthens against RMB	5	1,300
If US$ weakens against RMB	(5)	(1,300)
If US$ strengthens against EUR	5	(51,887)
If US$ weakens against EUR	(5)	51,887
Year ended December 31, 2022
If US$ strengthens against RMB	5	1,314
If US$ weakens against RMB	(5)	(1,314)
If US$ strengthens against EUR	5	(1,441)
If US$ weakens against EUR	(5)	1,441

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments
The maturity profile of the Company’s financial liabilities as at the end of the reporting period, based on contractual undiscounted payments, is as follows:

As at December 31, 2024
	Less than 1 years	Over 1 years	Total
	US$’000	US$’000	US$’000
Trade payables	38,594	—	38,594
Other payables	6,250	—	6,250
Collaboration interest-bearing advanced funding	—	301,196	301,196
Lease liabilities	6,061	59,990	66,051
Total	50,905	361,186	412,091

As at December 31, 2023
	Less than 1 years	Over 1 years	Total
	US$’000	US$’000	US$’000
Trade payables	30,655	—	30,655
Other payables	3,461	—	3,461
Collaboration interest-bearing advanced funding	—	281,328	281,328
Lease liabilities	4,703	60,088	64,791
Total	38,819	341,416	380,235

Summary of Monitoring Capital Using Gearing Ratio
The Company monitors capital using a gearing ratio, which is total liabilities divided by total assets. The gearing ratios as at the end of each year were as follows:

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Total liabilities	629,608	597,238
Total assets	1,670,154	1,848,609
Gearing ratio	38%	32%